Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Total Current	$ 212,855	$ 188,137	$ 247,708
Total Deferred	(153,649)	(149,241)	(7,295)
Provision for income taxes	59,206	38,896	240,413
Italy
Income Tax Contingency [Line Items]
Foreign	192,712	168,915	206,212
Foreign	(5,837)	1,660	8,122
United States
Income Tax Contingency [Line Items]
Foreign	(16,982)	(24,434)	4,750
Foreign	(109,139)	(121,032)	1,692
United Kingdom
Income Tax Contingency [Line Items]
Domestic	711	(5,097)	528
Domestic	19,232	(16,242)	(8,948)
All other
Income Tax Contingency [Line Items]
Foreign	36,414	48,753	36,218
Foreign	$ (57,905)	$ (13,627)	$ (8,161)